Trade receivables, other assets, prepaid expenses and Tax receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables, other assets, prepaid expenses and Tax receivables

16.	Trade receivables, other assets, prepaid expenses and tax receivables
Other assets and prepaid expenses consisted of the following:

	At December 31
	2022			2021
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Receivables from financing activities	€2,153	€2,553	€4,706	€2,296	€1,347	€3,643
Other receivables	3,506	1,730	5,236	2,679	2,122	4,801
Defined benefit plan assets (Note 20)	—	1,844	1,844	—	2,423	2,423
Derivative operating assets	587	286	873	641	114	755
Prepaid expenses and other	1,303	310	1,613	746	260	1,006
Total other assets and prepaid expenses	€7,549	€6,723	€14,272	€6,362	€6,266	€12,628

The following table summarizes Receivables from financing activities, Other receivables, Derivative operating assets and Tax receivables by due date:

	At December 31,
	2022					2021
	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total
	(€ million)
Receivables from financing activities	€2,153	€1,918	€635	€2,553	€4,706	€2,296	€923	€424	€1,347	€3,643
Other receivables	3,506	1,614	116	1,730	5,236	2,679	1,773	349	2,122	4,801
Derivative operating assets	587	286	—	286	873	641	114	—	114	755
Total	€6,246	€3,818	€751	€4,569	€10,815	€5,616	€2,810	€773	€3,583	€9,199

Tax receivables	€543	€79	€33	€112	€655	€285	€74	€31	€105	€390

Trade receivables
Trade receivables are shown net of an ECL allowance, calculated using the simplified approach. Changes in the allowance for trade receivables were as follows:

	At January 1, 2022	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2022
	(€ million)
ECL allowance - Trade receivables	€482	€159	€(74)	€(5)	€562
Trade receivables of an immaterial amount were written off during the year ended December 31, 2022, and are still subject to enforcement activities.
The following table provides information about the exposure to credit risk and ECLs for trade receivables:

	At December 31,
	2022			2021
	Current and less than 90 days past due	90 days or more past due	Total	Current and less than 90 days past due	90 days or more past due	Total
	(€ million)
Gross amount	€4,820	€669	€5,489	€2,882	€593	€3,475
ECL allowance	(178)	(384)	(562)	(80)	(402)	(482)
Carrying amount	€4,642	€285	€4,927	€2,802	€191	€2,993
In addition to the amounts above, a further €1 million at December 31, 2022 (€5 million at December 31, 2021) of trade receivables were measured at FVPL. Refer to Note 24, Fair value measurement.
Receivables from financing activities
Receivables from financing activities mainly relate to the business of financial services companies fully consolidated by the Company and are summarized as follows:

	At December 31,
	2022	2021
	(€ million)
Dealer financing	€1,644	€1,499
Retail financing	2,475	1,438
Finance leases	7	5
Other	580	701
Total Receivables from financing activities	€4,706	€3,643
Receivables from financing activities are shown net of an ECL allowance. Changes in the allowance for receivables from financing activities were as follows:

	At January 1, 2022	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2022
	(€ million)
ECL allowance - Receivables from financing activities	€121	€96	€(45)	€—	€172
Receivables from financing activities of an immaterial amount were written off during the year ended December 31, 2022, and are still subject to enforcement activities.
The following table provides information about the exposure to credit risk and ECLs for receivables from financing activities:

	At December 31,
	2022				2021
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	(€ million)
Gross amount	€4,492	€69	€58	€4,619	€3,359	€108	€45	€3,512
ECL allowance	(138)	(22)	(12)	(172)	(105)	(8)	(8)	(121)
Carrying amount	€4,354	€47	€46	€4,447	€3,254	€100	€37	€3,391
In addition to the amounts above, a further €259 million at December 31, 2022 (€252 million at December 31, 2021) of receivables from financing activities were measured at FVPL. Refer to Note 24, Fair value measurement.
Other receivables
At December 31, 2022, Other receivables primarily consisted of tax receivables for VAT and other indirect taxes of €3,545 million (€3,370 million at December 31, 2021).
During 2017, the Brazilian Supreme Court ruled that the state value added tax should be excluded from the basis for calculating a federal tax on revenue. The Brazilian government appealed this decision, and in May 2021, the Brazilian Supreme Court rendered a final and definitive decision confirming the 2017 decision. Certain of Stellantis’ companies in Brazil had previously filed individual lawsuits on this matter.
During the year ended December 31, 2021, as a result of the Supreme Court ruling, the previously recognized provision of €166 million related to PSA was no longer considered probable and was reversed. Corresponding deposits of approximately €180 million remain recorded within Other receivables pending release by the courts.
During the year ended December 31, 2021, other receivables of €113 million of which €87 million were recognized within Net revenues and €26 million within Net financial results for previously paid amounts that have not yet been recovered as these amounts are now virtually certain. The Company also expects to recognize approximately an additional €48 million of previously paid taxes pending full resolution of these related cases.
During the year ended December 31, 2022, deposits of €144 million were released and received. The remaining amount of approximately €70 million is recorded within Other receivables.
Transfer of financial assets
At December 31, 2022, the Company had receivables due after that date, which had been transferred without recourse and which were derecognized in accordance with IFRS 9 – Financial Instruments, amounting to €13,935 million (€12,509 million at December 31, 2021), of which 66 percent (57 percent at December 31, 2021), was mainly due from the sales network, transferred to financing companies in partnership with Santander, BNP Paribas and Crédit Agricole.
At December 31, 2022 and 2021, the carrying amount of transferred financial assets not derecognized and the related liabilities were as follows:

	At December 31,
	2022			2021
	Trade receivables	Receivables from financing activities	Total	Trade receivables	Receivables from financing activities	Total
	(€ million)
Carrying amount of assets transferred and not derecognized	€119	€9	€128	€137	€12	€149
Carrying amount of the related liabilities (Note 22)	€119	€9	€128	€137	€12	€149